Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Subsidiaries

Our consolidated financial statements include the financial statements of PLDT and the following subsidiaries (collectively, the “PLDT Group”) as at December 31, 2019 and 2018:

			2019		2018
			(Unaudited)		(Audited)
	Place of		Percentage of Ownership
Name of Subsidiary	Incorporation	Principal Business Activity	Direct	Indirect	Direct	Indirect
Wireless
Smart:	Philippines	Cellular mobile services	100.0	—	100.0	—
Smart Broadband, Inc., or SBI, and Subsidiary	Philippines	Internet broadband distribution services	—	100.0	—	100.0
Primeworld Digital Systems, Inc., or PDSI	Philippines	Internet broadband distribution services	—	100.0	—	100.0
I-Contacts Corporation	Philippines	Operations support servicing business	—	100.0	—	100.0
Smart Money Holdings Corporation, or SMHC(a)	Cayman Islands	Investment company	—	100.0	—	100.0
Far East Capital Limited, or FECL, and Subsidiary, or FECL Group(a)	Cayman Islands	Cost effective offshore financing and risk management activities for Smart	—	100.0	—	100.0
PH Communications Holdings Corporation, or PHC	Philippines	Investment company	—	100.0	—	100.0
Connectivity Unlimited Resource Enterprise, or CURE	Philippines	Cellular mobile services	—	100.0	—	100.0
Francom Holdings, Inc., or FHI:	Philippines	Investment company	—	100.0	—	100.0
Chikka Holdings Limited, or Chikka, and Subsidiaries, or Chikka Group(a)	British Virgin Islands	Content provider, mobile applications development and services	—	100.0	—	100.0
Wifun, Inc., or Wifun	Philippines	Software developer and selling of WiFi access equipment	—	100.0	—	100.0
Telesat, Inc.(a)	Philippines	Satellite communications services	100.0	—	100.0	—
ACeS Philippines Cellular Satellite Corporation, or ACeS Philippines	Philippines	Satellite information and messaging services	88.5	11.5	88.5	11.5
Digitel Mobile Philippines, Inc., or DMPI, (a wholly-owned subsidiary of Digitel)	Philippines	Cellular mobile services	—	99.6	—	99.6
Fixed Line
PLDT Clark Telecom, Inc., or ClarkTel	Philippines	Telecommunications services	100.0	—	100.0	—
PLDT Subic Telecom, Inc., or SubicTel	Philippines	Telecommunications services	100.0	—	100.0	—
PLDT Global Corporation, or PLDT Global, and Subsidiaries	British Virgin Islands	Telecommunications services	100.0	—	100.0	—
Smart-NTT Multimedia, Inc.(a)	Philippines	Data and network services	100.0	—	100.0	—
PLDT-Philcom, Inc., or Philcom, and Subsidiaries, or Philcom Group	Philippines	Telecommunications services	100.0	—	100.0	—
Talas Data Intelligence, Inc., or Talas	Philippines	Business infrastructure and solutions; intelligent data processing and implementation services and data analytics insight generation	100.0	—	100.0	—
ePLDT, Inc., or ePLDT:	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	100.0	—	100.0	—
IP Converge Data Services, Inc., or IPCDSI, and Subsidiary, or IPCDSI Group	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	—	100.0	—	100.0
Curo Teknika, Inc., or Curo	Philippines	Managed IT outsourcing	—	100.0	—	100.0
ABM Global Solutions, Inc., or AGS, and Subsidiaries, or AGS Group	Philippines	Internet-based purchasing, IT consulting and professional services	—	100.0	—	100.0
ePDS, Inc., or ePDS	Philippines	Bills printing and other related value-added services, or VAS	—	95.0	—	95.0
netGames, Inc.(a)	Philippines	Gaming support services	—	57.5	—	57.5
MVP Rewards Loyalty Solutions, Inc., or MRSI(b)	Philippines	Full-services customer rewards and loyalty programs	—	100.0	—	100.0
Digitel:	Philippines	Telecommunications services	99.6	—	99.6	—
Digitel Information Technology Services, Inc.(a)	Philippines	Internet services	—	99.6	—	99.6
PLDT-Maratel, Inc., or Maratel	Philippines	Telecommunications services	98.0	—	98.0	—
Bonifacio Communications Corporation, or BCC	Philippines	Telecommunications, infrastructure and related VAS	75.0	—	75.0	—
Pacific Global One Aviation Company, Inc., or PG1	Philippines	Air transportation business	65.0	—	65.0	—
Pilipinas Global Network Limited, or PGNL, and Subsidiaries	British Virgin Islands	Internal distributor of Filipino channels and content	64.6	—	64.6	—
Others
PLDT Global Investments Holdings, Inc., or PGIH	Philippines	Investment company	100.0	—	100.0	—
PLDT Digital Investments Pte. Ltd., or PLDT Digital, and Subsidiaries	Singapore	Investment company	100.0	—	100.0	—
Mabuhay Investments Corporation, or MIC(a)	Philippines	Investment company	67.0	—	67.0	—
PLDT Global Investments Corporation, or PGIC	British Virgin Islands	Investment company	—	100.0	—	100.0
PLDT Communications and Energy Ventures, Inc., or PCEV	Philippines	Investment company	—	99.9	—	99.9

(a)	Ceased commercial operations.
(b)	On September 14, 2018, MRSI was incorporated and ePLDT made an initial investment of Php50 million.

Summary of Decrease in Par Value of Common Stock and Decrease in Authorized Capital Stock	(a) decrease in the par value of common stock; and (b) decrease in the authorized capital stock as follows:
	Prior to Amendments			After Amendments
	Authorized Capital (Php)	Number of Shares	Par Value (Php)	Authorized Capital (Php)	Number of Shares	Par Value (Php)
	(in millions)			(in millions)
Common Stock	12,060	1	21,000	4,996	1	8,700
Class I Preferred Stock	67	33	2	67	33	2
Class II Preferred Stock	50	50	1	50	50	1
Total Authorized Capital Stock	12,177	84		5,113	84

Summary of Effect of Adopting IFRS 16

The effect of adoption of IFRS 16 as at January 1, 2019 is as follows:

Increase
(Decrease)
(in million pesos)
Assets:
Right-of-use assets (Note 10)	14,226
Property and equipment (Notes 9 and 10)	(245)
Deferred income tax assets – net (Note 7)	172
Current portion of prepayments	(471)
Total Assets	13,682

Liabilities:
Lease liabilities – net of current portion (Note 10)	12,386
Deferred credits and other noncurrent liabilities	(50)
Accrued expenses and other current liabilities	(577)
Current portion of lease liabilities (Note 10)	2,847
Total Liabilities	14,606

Net impact on equity:
Retained earnings	(924)
Noncontrolling interests	—

Disclosure of Effect of Adoption of IFRS 16 in Summarized Financial Information

Consolidated income statement for the year ended December 31, 2019

			Increase
	IFRS 16	IAS 17	(Decrease)
	(in million pesos)
Expenses:
Rent (Note 5)	1,290	6,571	(5,281)
Depreciation (Notes 3 and 10)	4,393	—	4,393
Financing costs – net (Notes 5 and 10)	1,061	—	1,061
Net impact on profit for the year	6,744	6,571	173
Tax effect	(2,023)	(1,971)	(52)
Net impact on profit for the year – net of tax	4,721	4,600	121

Attributable to:
Equity holders of PLDT	(4,721)	(4,600)	(121)
Noncontrolling interests	—	—	—

Consolidated statement of financial position as at December 31, 2019

			Increase
	IFRS 16	IAS 17	(Decrease)
	(in million pesos)
Assets:
Right-of-use assets (Note 10)	15,890	—	15,890
Deferred income tax assets – net (Note 7)	23,623	23,228	395
Prepayments – net of current portion (Note 19)	48,933	49,394	(461)
Current portion of prepayments (Note 19)	11,298	11,308	(10)
Total Assets	99,744	83,930	15,814

Liabilities:
Lease liabilities – net of current portion (Notes 3 and 10)	13,100	—	13,100
Deferred credits and other noncurrent liabilities (Note 22)	4,557	4,607	(50)
Accrued expenses and other current liabilities (Note 24)	100,815	100,221	594
Current portion of lease liabilities (Notes 3 and 10)	3,215	—	3,215
Total Liabilities	121,687	104,828	16,859

Net impact on equity:
Retained earnings	(21,943)	(20,898)	(1,045)
Noncontrolling interests	—	—	—

Consolidated statement of cash flows for the year ended December 31, 2019

(in million pesos)
Net cash flows from operating activities (IAS 17):
Operating lease payments	(6,460)

Net cash flows from financing activities (IFRS 16):
Payment of principal portion of lease liabilities (Note 10)	(5,399)

Summary of Operating Lease Commitments

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as at December 31, 2018 follows:

(in million pesos)
Operating lease commitments as at December 31, 2018	22,674
Incremental borrowing rate as at January 1, 2019	7%-9%
Discounted operating lease commitments as at January 1, 2019	10,571
Less: Commitments relating to short-term leases	(49)
Commitments relating to service contracts	(304)
Add: Payments in optional extension periods not recognized as at December 31, 2018	4,994
Prepayments and accrued expenses (IAS 17)	21
Lease liabilities as at January 1, 2019	15,233

Future minimum rentals receivable under non-cancellable operating leases as at December 31, 2019 are as follows:

(in million pesos)
Within one year	10
After one year but not more than five years	—
More than five years	—
10